Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2020-B – Data Files Procedures

On March 27, 2020, we issued an Independent Accountants’ Report on Applying Agreed-Upon Procedures (the “Initial Covered Services Report”) relating to certain information with respect to a portfolio of automobile retail installment sale contracts (“Receivables”) which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2020-B. The Company informed us that they have updated the portfolio of Receivables and the cutoff date has changed from February 28, 2020 to April 30, 2020, and as such, the Company requested that additional agreed-upon procedures be performed and a new report be issued. The Independent Accountants’ Report on Applying Agreed-Upon Procedures described herein supersedes the Initial Covered Services Report. Furthermore, the Specified Parties identified in that report have been instructed to no longer use or rely upon the Initial Covered Services Report.

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in two (2) electronic data files entitled:

1.	“Pool 2020-B 022920 Indicative.xlsx,” provided by the Company on March 20, 2020, containing information related to 6,114 Receivables as of February 28, 2020 (the “Indicative Data File”); and,

2.	“bb.Pool_2020-B_043020_Initial.xlsx,” provided by the Company on May 18, 2020, containing information related to 12,528 Receivables as of April 30, 2020 (the “Final Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2020-B.

The Indicative Data File and the Final Data File are referred to herein as the Data Files.

The Company is responsible for the specified attributes identified by the Company in the Data Files. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, CPS Guarantee of Title, Application for Registration, Application for Dealer Assignment, or Lien Entry Form.

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•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application (not applicable for direct loans). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

We performed the following procedures:

I.	The Sample Receivables

A.	The Company instructed us to select a random sample of 150 Receivables from the Indicative Data File (the “Initial Sample Receivables”). A listing of the Initial Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Receivables we were instructed to randomly select from the Indicative Data File.

B.	The Company informed us that 45 of the Initial Sample Receivables were not included in the Final Data File. As such, the Company instructed us to randomly select 45 Receivables from the Final Data File (the “Subsequent Sample Receivables”). A list of the Subsequent Sample Receivables is attached hereto as Exhibit B. The remaining 105 Initial Sample Receivables together with the 45 Subsequent Sample Receivables constitute the “Sample Receivables.”

II.	The Indicative Data File

A.	For each Initial Sample Receivable, we performed the procedures listed below using the Receivable File. The absence of any of the Receivable File or the inability to agree the indicated information from the Indicative Data File to the Receivable File, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Receivable File are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File / Company’s Instructions
Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement), Credit Application.
Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For purposes of this attribute, the Company instructed to consider an entry of “C” in the Data File to be a Used vehicle.
Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

The information regarding the Initial Sample Receivables was found to be in agreement with the respective information appearing in the Receivable Files.

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B.	In addition to the procedures described above, for each Initial Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” “Consumer Portfolio Servic,” and “C.P.S. Inc.” were acceptable names for the Company.

2.	Proof of Insurance. The Company informed us that a copy of an Insurance Card, Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, were acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

III.	The Final Data File

A.	For each Subsequent Sample Receivable, we performed the procedures listed below using the Receivable File. The absence of any of the Receivable File or the inability to agree the indicated information from the Final Data File to the Receivable File, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Receivable File are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File / Company’s Instructions
Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement), Credit Application.
Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For purposes of this attribute, the Company instructed to consider an entry of “C” in the Data File to be a Used vehicle.
Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

The information regarding the Subsequent Sample Receivables was found to be in agreement with the respective information appearing in the Receivable Files.

B.	In addition to the procedures described above, for each Subsequent Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” “Consumer Portfolio Servic,” and “C.P.S. Inc.” were acceptable names for the Company.

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2.	Proof of Insurance. The Company informed us that a copy of an Insurance Card, Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, were acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data Files, the Receivable Files, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivable Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
May 26, 2020

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Exhibit A

The Initial Sample Receivables

Initial Sample Receivable #	Receivable Number[1]	Initial Sample Receivable #	Receivable Number[1]	Initial Sample Receivable #	Receivable Number[1]
1	2020B001	51	2020B051	101	2020B101
2	2020B002	52	2020B052	102	2020B102
3	2020B003	53	2020B053	103	2020B103
4	2020B004	54	2020B054	104	2020B104
5	2020B005	55	2020B055	105	2020B105
6	2020B006	56	2020B056	106	2020B106
7	2020B007	57	2020B057	107	2020B107
8	2020B008	58	2020B058	108	2020B108
9	2020B009	59	2020B059	109	2020B109
10	2020B010	60	2020B060	110	2020B110
11	2020B011	61	2020B061	111	2020B111
12	2020B012	62	2020B062	112	2020B112
13	2020B013	63	2020B063	113	2020B113
14	2020B014	64	2020B064	114	2020B114
15	2020B015	65	2020B065	115	2020B115
16	2020B016	66	2020B066	116	2020B116
17	2020B017	67	2020B067	117	2020B117
18	2020B018	68	2020B068	118	2020B118
19	2020B019	69	2020B069	119	2020B119
20	2020B020	70	2020B070	120	2020B120
21	2020B021	71	2020B071	121	2020B121
22	2020B022	72	2020B072	122	2020B122
23	2020B023	73	2020B073	123	2020B123
24	2020B024	74	2020B074	124	2020B124
25	2020B025	75	2020B075	125	2020B125
26	2020B026	76	2020B076	126	2020B126
27	2020B027	77	2020B077	127	2020B127
28	2020B028	78	2020B078	128	2020B128
29	2020B029	79	2020B079	129	2020B129
30	2020B030	80	2020B080	130	2020B130
31	2020B031	81	2020B081	131	2020B131
32	2020B032	82	2020B082	132	2020B132
33	2020B033	83	2020B083	133	2020B133
34	2020B034	84	2020B084	134	2020B134
35	2020B035	85	2020B085	135	2020B135
36	2020B036	86	2020B086	136	2020B136
37	2020B037	87	2020B087	137	2020B137
38	2020B038	88	2020B088	138	2020B138
39	2020B039	89	2020B089	139	2020B139
40	2020B040	90	2020B090	140	2020B140
41	2020B041	91	2020B091	141	2020B141
42	2020B042	92	2020B092	142	2020B142
43	2020B043	93	2020B093	143	2020B143
44	2020B044	94	2020B094	144	2020B144
45	2020B045	95	2020B095	145	2020B145
46	2020B046	96	2020B096	146	2020B146
47	2020B047	97	2020B097	147	2020B147
48	2020B048	98	2020B098	148	2020B148
49	2020B049	99	2020B099	149	2020B149
50	2020B050	100	2020B100	150	2020B150

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1 The Company has assigned a unique eight digit Receivable Number to each Receivable in the Indicative Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

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Exhibit B

The Subsequent Sample Receivables

Subsequent Sample Receivable #	Receivable Number[1]	Subsequent Sample Receivable #	Receivable Number[1]	Subsequent Sample Receivable #	Receivable Number[1]
1	2020B151	16	2020B166	31	2020B181
2	2020B152	17	2020B167	32	2020B182
3	2020B153	18	2020B168	33	2020B183
4	2020B154	19	2020B169	34	2020B184
5	2020B155	20	2020B170	35	2020B185
6	2020B156	21	2020B171	36	2020B186
7	2020B157	22	2020B172	37	2020B187
8	2020B158	23	2020B173	38	2020B188
9	2020B159	24	2020B174	39	2020B189
10	2020B160	25	2020B175	40	2020B190
11	2020B161	26	2020B176	41	2020B191
12	2020B162	27	2020B177	42	2020B192
13	2020B163	28	2020B178	43	2020B193
14	2020B164	29	2020B179	44	2020B194
15	2020B165	30	2020B180	45	2020B195

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